Note 11 - Right-of-Use Assets and Finance Lease Liabilities - Finance Lease Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Finance lease liabilities – current	$ 141,419	$ 35,115
Less: current portion of financing costs	(1,340)	(816)
Finance lease liabilities – non-current	183,910	307,543
Less: non-current portion of financing costs	(1,584)	(2,510)
Finance Lease, Liability, Total	$ 322,405	$ 339,332